Fresh-Start Accounting - Decrease Accumulated Deficit (Details) - USD ($) $ in Thousands		3 Months Ended				7 Months Ended	9 Months Ended	10 Months Ended
	Feb. 28, 2017	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017
Net Increase in Accumulated Deficit
Gain on settlement of liabilities subject to compromise		$ 0			$ 0	$ 0	$ 0	$ 0
Recognition of professional fees		(713)			(408)	(296)	(2,515)	(1,732)
Reorganization items, net		13,781			$ (408)	$ (1,001)	23,192	(1,732)
Dividend related to beneficial conversion feature of preferred stock			$ (5,651)	$ (5,650)
Accumulated deficit		$ (5,734)					$ (5,734)	$ (21,068)
Reorganization Adjustments
Net Increase in Accumulated Deficit
Gain on settlement of liabilities subject to compromise	$ 421,774
Recognition of professional fees	(13,667)
Write-off of deferred financing fees	(5,197)
Reorganization items, net	402,910
Dividend related to beneficial conversion feature of preferred stock	(27,751)
Accumulated deficit	$ 375,159